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                     ML LIFE INSURANCE COMPANY OF NEW YORK



  ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT         ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
        SUPPLEMENT DATED DECEMBER 28, 2007                      SUPPLEMENT DATED DECEMBER 28, 2007
             TO THE PROSPECTUSES FOR                                 TO THE PROSPECTUSES FOR
       PRIME PLAN I (DATED APRIL 30, 1991)                    RETIREMENT POWER  (DATED MAY 1, 2004)
       PRIME PLAN II (DATED APRIL 30, 1991)                            RETIREMENT OPTIMIZER
      PRIME PLAN III (DATED APRIL 30, 1991)                            (DATED MAY 1, 2004)
       PRIME PLAN IV (DATED APRIL 30, 1991)           INVESTOR CHOICE (INVESTOR SERIES) (DATED MAY 1, 2007)
       PRIME PLAN V (DATED JANUARY 2, 1991)                    RETIREMENT PLUS (DATED MAY 1, 2007)
       PRIME PLAN VI (DATED APRIL 30, 1991)
       PRIME PLAN 7 (DATED APRIL 30, 1991)              ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
               PRIME PLAN INVESTOR                              SUPPLEMENT DATED DECEMBER 28, 2007
              (DATED APRIL 30, 1991)                                  TO THE PROSPECTUS FOR
       DIRECTED LIFE (DATED APRIL 30, 1991)                    RETIREMENT PLUS (DATED MAY 1, 2007)
      DIRECTED LIFE 2 (DATED APRIL 30, 1991)
                                                        ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C
 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II               SUPPLEMENT DATED DECEMBER 28, 2007
        SUPPLEMENT DATED DECEMBER 28, 2007                            TO THE PROSPECTUS FOR
             TO THE PROSPECTUSES FOR                           CONSULTS ANNUITY (DATED MAY 1, 2007)
        INVESTOR LIFE (DATED MAY 1, 2001)
      INVESTOR LIFE PLUS (DATED MAY 1, 2001)                 ML OF NEW YORK VARIABLE ANNUITY SEPARATE
                                                                            ACCOUNT D
 ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT               SUPPLEMENT DATED DECEMBER 28, 2007
        SUPPLEMENT DATED DECEMBER 28, 2007                            TO THE PROSPECTUS FOR
              TO THE PROSPECTUS FOR                                INVESTOR CHOICE (IRA SERIES)
        PORTFOLIO PLUS (DATED MAY 1, 1993)                             (DATED MAY 1, 2007)
                                                                    MERRILL LYNCH IRA ANNUITY
                                                                       (DATED MAY 1, 2006)

This supplement describes a change regarding the variable annuity contracts and variable life insurance policies listed above issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

On December 28, 2007, ML Life Insurance Company of New York became a wholly-owned indirect subsidiary of Transamerica Corporation. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. Accordingly, any references in the Prospectus to ML Life Insurance Company of New York as a subsidiary of Merrill Lynch & Co. Inc. or as an affiliate of BlackRock, Inc., Roszel Advisors LLC, or MLPF&S are hereby deleted.

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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.



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